Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstratc]
Schedule of Operating Segment
	Three months Ended September 30,		Changes
	(In thousands)
	2023	2022	Amount	%
Software services	$4,918	$6,177	$(1,259)	(20)%
Managed services and support	2,456	3,708	(1,252)	(34)%
Platform services	405	2,065	(1,660)	(80)%
Revenue	$7,779	$11,950	$(4,171)	(35)%
	Nine months Ended September 30,		Changes
	(In thousands)
	2023	2022	Amount	%
Software Services	$16,561	$18,218	$(1,657)	(9)%
Managed Services and Support	8,362	11,879	(3,517)	(30)%
Platform Services	1,220	4,497	(3,277)	(73)%
Revenue	$26,143	$34,594	$(8,451)	(24)%

Additionally, management has determined that it is not practical to allocate identifiable assets by segment, since such assets are used interchangeably among the segments.
	Twelve Months Ended December 31,		Changes
	(In thousands)
	2022	2021	Amount	%
Software Services	$23,883	$12,430	$13,454	108%
Managed Services and Support	15,178	19,003	(3,825)	(20)%
Platform Services	4,825	3,837	988	26%
Revenue	$45,886	$35,270	$10,616	30%

Schedule of Operating Profit by Operating Segment	Operating profit by Operating Segment
	Three months Ended September 30,		Changes
	(In thousands)
	2023	2022	Amount	%
Software services	$(703)	$(145)	$(558)	(385)%
Managed services and support	709	1,397	(688)	(49)%
Platform services	102	(992)	1,094	110%
Total segment operating (loss) profit	108	260	(152)	(58)%
Less: unallocated costs	1,632	2,507	(875)	(35)%
Income (loss) from operations	(1,524)	(2,247)	723	32%
Other income	—	—	—	0%
Interest expense	(415)	(55)	(360)	(655)%
Net income (loss) before income tax expenses	$(1,939)	$(2,302)	$363	16%
	Nine months Ended September 30,		Changes
	(In thousands)
	2023	2022	Amount	%
Software services	$(2,482)	$(665)	$(1,817)	(273)%
Managed services and support	2,083	3,935	(1,852)	(47)%
Platform services	(277)	(1,777)	1,500	84%
Total segment operating (loss) profit	(676)	1,493	(2,169)	(145)%
Less: unallocated costs	5,652	7,147	(1,495)	(21)%
Income (loss) from operations	(6,328)	(5,654)	(674)	(12)%
Other income	12	1,087	(1,075)	(99)%
Interest expense	(663)	(129)	(534)	(414)%
Net income (loss) before income tax expenses	$(6,979)	$(4,696)	$(2,283)	(49)%
Operating profit by Operating Segment
	Twelve Months Ended December 31,		Changes
	(In thousands)
	2022	2021	Amount	%
Software Services	$(1,381)	$1,769	$(3,150)	(178)%
Managed Services and Support	4,481	4,909	(428)	(9)%
Platform Services	(4,489)	(3,043)	(1,446)	(48)%
Total segment operating profit (loss)	(1,389)	3,635	(5,024)	(138)%
Less: unallocated costs	9,025	8,993	32	(0)%
Income from operations	(10,414)	(5,358)	(5,056)	(94)%
Other Income	1,081	-	1,081	100%
Interest expense	211	567	(356)	63%
Net (loss) before income tax	$(9,546)	$(5,925)	$3,621	(61)%

Schedule of Revenue from Customers
Customer	Amount (In thousands)	% of Revenue
Customer 1	$4,168	54%
Customer 2	714	9%
Customer 3	492	6%
Customer 4	427	5%
Customer 5	$339	4%

Customer	Amount (In thousands)	% of Revenue
Customer 1	$4,562	38%
Customer 2	1,840	15%
Customer 3	1,218	10%
Customer 4	1,063	9%
Customer 5	$534	4%
Customer	Amount (In thousands)	% of Revenue
Customer 1	$13,617	52%
Customer 2	2,485	10%
Customer 3	1,822	7%
Customer 4	1,411	5%
Customer 5	$956	4%
Customer	Amount (In thousands)	% of Revenue
Customer 1	$12,912	37%
Customer 2	4,770	14%
Customer 3	3,726	11%
Customer 4	2,963	9%
Customer 5	$1,181	3%

Twelve Months Ended December 31,
Customer	Amount (In thousands)	% of Revenue
Customer 1	$17,768	39%
Customer 2	5,598	12%
Customer 3	4,676	10%
Customer 4	3,698	8%
Customer 5	$1,585	3%
Customer	Amount (In thousands)	% of Revenue
Customer 1	$12,678	36%
Customer 2	3,214	9%
Customer 3	2,907	8%
Customer 4	2,675	8%
Customer 5	$1,799	5%

Schedule of Receivables and Contract Liabilities	The beginning and ending contract balances were as follows:
	September 30, 2023	December 31, 2022
	(In thousands)
Accounts Receivable	4,196	5,592
The beginning and ending contract balances were as follows:
	December 31, 2022	December 31, 2021
	(In thousands)
Accounts Receivable	$5,592	$9,672

Schedule of Balance Sheet
	September 30, 2023
	Fair Value Measured Using
	(In thousands)
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant Liabilities			$795	$795
Acquisition-related contingent consideration	—	—	$1,487	$1,487

The fair value measurement of the contingent consideration is based on significant unobservable inputs and management judgment; therefore, it is categorized under Level 3 at the balance sheet date in the table below
	December 31, 2022
	Fair Value Measured Using
	(In thousands)
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liabilities			$55	$55
Acquisition-related contingent consideration	—	—	$2,227	$2,227